Expense Example - BlackRock Future Health ETF - BlackRock Future Health ETF	Sep. 22, 2020 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 87
Expense Example, with Redemption, 3 Years	$ 271